SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2026
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 19 — SHAREHOLDERS’ EQUITY

Initial Public Offering

On July 3, 2024, the Company closed its IPO (the “Offering”) of 78,125 (Pre-Share Consolidation 1,250,000) Class A ordinary shares at a public offering price of $64.00 (Pre-Share Consolidation $4.00) per Class A ordinary share for the total gross proceeds of $5.0 million before deducting underwriting discounts and other related expenses of $1,176,197. The Offering was conducted on a firm commitment basis. In addition, the Company has granted the underwriters of the Offering an option, exercisable within 45 days from the date of the underwriting agreement, to purchase up to an additional 11,719 (Pre-Share Consolidation 187,500) Class A ordinary shares at the public offering price, less underwriting discounts and commissions. The option was expired and no share was exercised by the underwriters. The Company’s Class A ordinary shares began trading on Nasdaq Capital Market under the ticker symbol “EHGO” on July 2, 2024.

Ordinary shares

Eshallgo was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on June 16, 2021. As of the date of this Annual Report, the Company’s authorized share capital  is US$200,000,000 divided into 125,000,000,000 ordinary shares of a par value of US$0.0016 each comprising (i) 112,500,000,000 class A ordinary shares of a par value of US$0.0016 each and (ii) 12,500,000,000 class B ordinary shares of a par value of US$0.0016 each. Holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall entitle the holder thereof to four hundred (400) votes on all matters subject to vote at general meetings of the Company. Also, each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof but Class A Ordinary Shares are not convertible into Class B Ordinary Shares.

As of March 31, 2022, there were 884,000 (Pre-Share Consolidation 14,144,000) shares of Class A ordinary share issued and outstanding, and 366,000 (Pre-Share Consolidation 5,856,000) shares of Class B ordinary share issued and outstanding. This reflects the retrospective presentation of the share issuance on July 28, 2021, August 14, 2021 and December 2, 2021, due to the recapitalization among entities under common control.

On September 5, 2022, the Company entered into a subscription agreement with certain investors, including two related parties (the “Investors”) whereby the Company agreed to sell, and the Investors agreed to purchase 17,813 (Pre-Share Consolidation 285,000) Class A ordinary shares (the “Shares”) at a purchase price of $32.0 (Pre-Share Consolidation $2.0) per share. The total proceeds of $552,892 were fully received and the Shares were issued to the Investor on October 12, 2022.

In August 2023, the Company entered into private placement subscription agreements with certain investors, whereby the Company agreed to sell, and the Investors agreed to purchase a total of 12,500 (Pre-Share Consolidation 200,000) Class A ordinary shares at a purchase price of $36.8 (Pre-Share Consolidation $2.3) per share. The total proceeds of $458,341 were fully received and the Shares were issued to the Investors on August 30, 2023.

On January 8, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from $10,000 divided into 6,250,000 (Pre-Share Consolidation 100,000,000) ordinary shares of a par value of $0.0016 (Pre-Share Consolidation $0.0001) each comprising (i) 5,625,000 (Pre-Share Consolidation 90,000,000) Class A ordinary shares of a par value of $0.0016 (Pre-Share Consolidation $0.0001) each and (ii) 625,000 (Pre-Share Consolidation 10,000,000) Class B ordinary shares of a par value of $0.0016 (Pre-Share Consolidation $0.0001) each, to $50,000 divided into 31,250,000 (Pre-Share Consolidation 500,000,000) ordinary shares of a par value of $0.0016 (Pre-Share Consolidation $0.0001) each comprising (i) 28,125,000 (Pre-Share Consolidation 450,000,000) Class A ordinary shares of a par value of $0.0016 (Pre-Share Consolidation $0.0001) each and (ii) 3,125,000 (Pre-Share Consolidation 50,000,000) Class B ordinary shares of a par value of $0.0016 (Pre-Share Consolidation $0.0001) each, by the creation of additional 22,500,000 (Pre-Share Consolidation 360,000,000) Class A Ordinary Shares and 2,500,000 (Pre-Share Consolidation 40,000,000) Class B Ordinary Shares, with immediate effect.

On April 10, 2026, the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”). Every sixteen (16) outstanding Class A ordinary shares are combined into and automatically become one post-Share Consolidation Class A ordinary share. Every sixteen (16) outstanding Class B ordinary shares are combined into and automatically become one post-Share Consolidation Class B ordinary share. No fractional shares will be issued in connection with the Share Consolidation. Instead, the Company will issue one full post-Share Consolidation Class A ordinary share or Class B ordinary share, as applicable, to any shareholder who would have been entitled to receive a fractional share as a result of the process. As a result of the Share Consolidation, the par value of the Class A ordinary shares and Class B ordinary shares will be increased to $0.0016 per share and the number of authorized ordinary shares will be reduced to 31,250,000 ordinary shares of a par value of US$0.0016 each comprising (i) 28,125,000 Class A ordinary shares of a par value of US$0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of US$0.0016 each.

On May 6, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from $50,000 divided into 31,250,000 ordinary shares of a par value of $0.0016 each, comprising (i) 28,125,000 Class A ordinary shares of a par value of $0.0016 each and (ii) 3,125,000 Class B ordinary shares of a par value of $0.0016 each, to $200,000,000 divided into 125,000,000,000 ordinary shares of a par value of $0.0016 each comprising (i) 112,500,000,000 Class A ordinary shares of a par value of $0.0016 each and (ii) 12,500,000,000 Class B ordinary shares of a par value of $0.0016 each, by the creation of additional 112,471,875,000 Class A Ordinary Shares and 12,496,875,000 Class B Ordinary Shares, with immediate effect.

The Company believes it is appropriate to reflect above changes in authorized share capital and Share Consolidation on a retroactive basis. The Company has retroactively restated all shares and per share data for all periods presented, except as otherwise noted.

Statutory reserve and restricted net assets

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary and VIEs from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOE and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, Eshallgo WFOE and the VIEs are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Eshallgo WFOE and the VIEs from transferring funds to the Company in the form of dividends, loans and advances. As of March 31, 2026 and 2025, restricted net assets of Eshallgo WFOE and the VIEs amounted to $7,105,116 and $5,674,808, respectively.